Segment Information - Summary of Segment Results (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The Netherlands [member]
Summary of operating result per segment [Line Items]
Inter-segment revenues	€ (17)	€ 1,746